Provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,772
Exchange and other adjustments	(6)
Provisions applied	(265)
Charge for the period	186
Provisions at end of the period	2,687
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	195
Exchange and other adjustments	0
Provisions applied	0
Charge for the period	7
Provisions at end of the period	202
Regulatory and legal provisions £m
Disclosure of other provisions [line items]
Provisions at beginning of the period	2,193
Exchange and other adjustments	0
Provisions applied	(119)
Charge for the period	31
Provisions at end of the period	2,105
Other £m
Disclosure of other provisions [line items]
Provisions at beginning of the period	384
Exchange and other adjustments	(6)
Provisions applied	(146)
Charge for the period	148
Provisions at end of the period	£ 380